SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of changes in fair value associated with level 3 liabilities - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of changes in fair value associated with level 3 liabilities [Abstract]
Balance, beginning of period			$ (166,093)
Issuances of derivative liability	(32,906)
Reclassification to additional paid in capital			1,141,995
Change in fair value of derivative liability	(136,323)		(975,902)
Balance, end of period	$ (169,229)